Business Combinations - Summary of Fair Value of Identifiable Assets Acquired and Liabilities Assumed (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about business combination [line items]
Total equity attributable to owners of the parent	¥ 3,230,788	¥ 3,136,991
OvakoAB [member]
Disclosure of detailed information about business combination [line items]
Current asset	63,555
Non-current assets	53,302
Total assets	116,858
Current liabilities	70,691
Non-current liabilities	17,032
Total liabilities	87,724
Total identifiable net assets acquired	(29,133)
Total equity attributable to owners of the parent	29,133
Total consideration transferred	51,767
Goodwill	22,634
Sanyo Special Steel Co Ltd [member]
Disclosure of detailed information about business combination [line items]
Current asset	210,344
Non-current assets	75,075
Total assets	285,419
Current liabilities	61,789
Non-current liabilities	38,804
Total liabilities	100,593
Total identifiable net assets acquired	184,826
Non-controlling interests	90,274
Total equity attributable to owners of the parent	94,551
Total consideration transferred	80,972
Bargain purchase gain	¥ 13,578
Nisshin Steel Co Ltd [member]
Disclosure of detailed information about business combination [line items]
Current asset			¥ 246,040
Non-current assets			423,937
Total assets			669,978
Current liabilities			224,318
Non-current liabilities			259,936
Total liabilities			484,255
Total identifiable net assets acquired			185,722
Non-controlling interests			98,105
Total equity attributable to owners of the parent			87,616
Total consideration transferred			90,753
Goodwill			¥ 3,136